                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    JLF Asset Management, LLC
Address: 660 Madison Avenue - 18th Floor
         New York, NY 10021

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey Feinberg
Title:   Managing Member
Phone:   (212) 521-1306

Signature, Place, and Date of Signing:

    /s/  Jeffrey Feinberg       New York, New York    4/14/00
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      111

Form 13F Information Table Value Total:      $419,054
                                             [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE































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

                                       JLF Asset Management, LLC
                                               FORM 13F
                                            March 31, 2000
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE(K)     SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----
A.C. Moore Arts and
  Crafts Inc.            Common         00886T103         641    85,500    S       sole      None          Sole
AXA Financial Inc.       Common         002451102       5,919   165,000    S       sole      None          Sole
Ace Ltd                  Common         G0070K103       2,127    93,000    S       sole      None          Sole
Adelphia Cummunications
  Corp                   Common         006848105       2,352    48,000    S       sole      None          Sole
Aether Systems Inc       Common         00808V105       2,359    13,000    S       sole      None          Sole
Aflac Inc                Common         00754U101       3,303    72,500    S       sole      None          Sole
Allamerica Financial
  Corp                   Common         019754100       3,519    69,000    S       sole      None          Sole
Alliance Capital
  Management             Common         01855A101       2,979    71,900    S       sole      None          Sole
American General Corp    Common         026351106         309     5,500    S       sole      None          Sole
American International
  Group Inc.             Common         26874107       18,068   165,000    S       sole      None          Sole
Americredit Corp         Common         03060R101       7,543   462,400    S       sole      None          Sole
Anheuser Busch Companies
  Inc.                   Common         035229103       2,552    41,000    S       sole      None          Sole
Avon Product, Inc.       Common         054303102       2,633    90,000    S       sole      None          Sole
BJ's Wholesale Club      Common         05548J106       2,494    65,000    S       sole      None          Sole
Bank One Corp            Common         06423A103       5,417   157,000    S       sole      None          Sole
Bank of New York         Common         64057102        3,263    78,500    S       sole      None          Sole
Berkshire Hathaway Inc.  Common         84670108       12,527       219    S       sole      None          Sole
Best Buy Co. Inc.        Common         086516101       1,462    17,000    S       sole      None          Sole
Brauns Fashions Corp.    Common         105658108       2,730   108,100    S       sole      None          Sole
Brinker International
  Inc.                   Common         109641100       4,836   162,900    S       sole      None          Sole
Buy Com Inc.             Common         124269101         439    45,000    S       sole      None          Sole
CEC Entertainment Inc.   Common         172062101       2,224    82,000    S       sole      None          Sole
Chicos Fas Inc.          Common         168615102       2,750   162,200    S       sole      None          Sole
Cincinan Financial
  Corp.                  Common         172062101       1,972    52,400    S       sole      None          Sole
Circuit City Stores      Common         172737108       7,944   130,500    S       sole      None          Sole
Citigroup Inc.           Common         172967101      10,688   178,500    S       sole      None          Sole
Coca Cola Corp.          Common         191216100       4,224    90,000    S       sole      None          Sole
Colgate Palmolve Co.     Common         194162103       6,089   108,000    S       sole      None          Sole
Columbia Sportswear
  Company                Common         198516106       2,764   112,800    S       sole      None          Sole
Comcast Corp.            Common         200300200       2,429    56,000    S       sole      None          Sole
Commscope Inc.           Common         203372107      12,255    303980    S       sole      None          Sole


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Consolidated Stores
  Corp.                  Common         210149100         983    86,400    S       sole      None          Sole
Costco Companies Inc.    Common         22160K105       3,785    72,000    S       sole      None          Sole
Cox Communications       Common         224044107       2,425    50,000    S       sole      None          Sole
Dobson Communications
  Corp.                  Common         256069105       2,532   110,100    S       sole      None          Sole
Donaldson Lufkin &
  Jenrette               Common         257661108       1,268    24,500    S       sole      None          Sole
Dress Barn Inc.          Common         261570105         770    40,000    S       sole      None          Sole
Dynamic Digital Depth    Common         26784W106         828    80,100    S       sole      None          Sole
Dynamic Digital Depth
  Registered             Common         26784W106       1,592   154,000    S       sole      None          Sole
Dynamic Digital Depth
  Warrants               Common         26784W106W        990   154,000    S       sole      None          Sole
Ellett Brothers Inc.     Common         288398100         251    44,100    S       sole      None          Sole
Everest Reinsrance
  Holdings               Common         G3223R108       5,285   162,000    S       sole      None          Sole
Family Dollar Stores
  Inc.                   Common         307000109       9,312   447,400    S       sole      None          Sole
Federated Department
  Stores Inc.            Common         31410H101       2,789    66,000    S       sole      None          Sole
Finish Line Inc.         Common         317923100         488    50,000    S       sole      None          Sole
Firstar Corp.            Common         33763V109       3,349   146,000    S       sole      None          Sole
Gemstar International
  Group Ltd.             Common         G3788V106       9,735   113,200    S       sole      None          Sole
General Motors Class H
  Stock                  Common         370442832       6,984    56,100    S       sole      None          Sole
General Motors Corp.     Common         370442105      10,260   123,900    S       sole      None          Sole
Genesco Inc.             Common         371532102         614    46,800    S       sole      None          Sole
Harrahs Entertainment
  Inc.                   Common         413619107       1,253    67,500    S       sole      None          Sole
Hasbro Inc.              Common         418056107       2,270   136,000    S       sole      None          Sole
Hershey Foods Inc.       Common         427866108       3,998    82,000    S       sole      None          Sole
Hibbett Sporting Goods
  Inc.                   Common         428565105       2,385   116,000    S       sole      None          Sole
Hypercom Corp.           Common         44913M105       2,564   149,700    S       sole      None          Sole
Insight Enterprises Inc. Common         45765U103         911    25,000    S       sole      None          Sole
John Hancock Financial
  Services               Common         41014S106       4,245   235,000    S       sole      None          Sole
K Swiss Inc.             Common         482686102       1,837   124,000    S       sole      None          Sole
Keebler Foods Co.        Common         487256109         938    32,700    S       sole      None          Sole
Kohis Corp.              Common         500255104       4,715    46,000    S       sole      None          Sole
Mattel Inc.              Common         577081102       3,938   375,000    S       sole      None          Sole
Maxtthus Capital
  Holdings, Ltd.         Common         577991102         200   133,350    S       sole      None          Sole
McCormick and Co. Inc.   Common         579780206       2,258    70,000    S       sole      None          Sole
Michael's Stores Inc.    Common         594087108       2,404    59,000    S       sole      None          Sole
Nextel Communications
  Inc.                   Common         65332V103      11,801    76,900    S       sole      None          Sole
Nike Inc.                Common         654106103      17,364   438,200    S       sole      None          Sole
Nokia Corporation        Common         654902204       6,105    27,500    S       sole      None          Sole


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Nordstrom Inc.           Common         655664100       6,785   230,000    S       sole      None          Sole
OCI Communications Inc.
  Warrants               Common         67082H110       1,635   133,000    S       sole      None          Sole
Oakley Inc.              Common         673662102       1,063   100,000    S       sole      None          Sole
Office Depot Inc.        Common         676220106       2,694   233,000    S       sole      None          Sole
Old Republic
  International Corp.    Common         680223104       4,538   330,000    S       sole      None          Sole
P.C. Connection Inc.     Common         69318J100         336    11,900    S       sole      None          Sole
PartnerRe Ltd.           Common         G6852T105       3,902   106,000    S       sole      None          Sole
Pier 1 Imports Inc.      Common         720279108      16,445 1,604,400    S       sole      None          Sole
Polo Ralph Lauren        Common         731572103       1,443    77,200    S       sole      None          Sole
Polycom Inc.             Common         73172K104       7,657    96,700    S       sole      None          Sole
Progressive Corp.        Common         743315103       5,058    66,500    S       sole      None          Sole
Providian Financial
  Corp.                  Common         74406A102       2,252    26,000    S       sole      None          Sole
Quaker Oats Co.          Common         747402105       4,426    73,000    S       sole      None          Sole
Quiksilver Inc.          Common         74838C106       2,722   155,000    S       sole      None          Sole
RSL Communications
  Ltd.                   Common         G7702U102       2,599   108,300    S       sole      None          Sole
Reebok International
  Ltd.                   Common         758110100       2,128   230,000    S       sole      None          Sole
Saks Inc.                Common         79377W108       1,450   100,000    S       sole      None          Sole
Shaw Industries Inc.     Common         820286102         576    37,900    S       sole      None          Sole
Sirius Satellite Radio   Common         82966U103         963    16,900    S       sole      None          Sole
Sketchers USA Inc.       Common         830566105       2,183   309,100    S       sole      None          Sole
SmartServ Online Inc.    Common         83169M203         893     7,000    S       sole      None          Sole
Socrates Technologies
  Corp.                  Common         833719107         370   118,400    S       sole      None          Sole
SpectraLink Corp.        Common         847580107       1,573    87,400    S       sole      None          Sole
Sprint Corp. PC's
  Group                  Common         852061506       5,830    80,000    S       sole      None          Sole
St. Paul Companies Inc.  Common         792860108       1,706    50,000    S       sole      None          Sole
Starwood Hotels and
  Resorts                Common         85590A203       2,457    95,400    S       sole      None          Sole
Steve Madden LTD.        Common         556269108       1,188    62,500    S       sole      None          Sole
Stride Rite Corp.        Common         863314100       2,030   251,800    S       sole      None          Sole
Sun Life Financial       Common         866796105       3,352   310,000    S       sole      None          Sole
Symbol Technologies Inc. Common         871508107       1,836    22,300    S       sole      None          Sole
T Corp. Liberty Media
  Group                  Common         1957208         9,045   152,500    S       sole      None          Sole
TIX Companies Inc.       Common         872540109       8,944   403,100    S       sole      None          Sole
Target Corporation       Common         87612E106       2,467    33,000    S       sole      None          Sole
Timberland Co.           Common         887100105       6,095   119,500    S       sole      None          Sole
Tommy Hilfiger Corp      Common         G8915Z102         247    17,000    S       sole      None          Sole
Torchmark Corp.          Common         891027104       8,152   352,500    S       sole      None          Sole
Tuesday Morning Corp     Common         899035505       1,317    91,600    S       sole      None          Sole
Tupperware Corp.         Common         899896104       2,340   148,000    S       sole      None          Sole
UCBH Holdings Corp.      Common         90262T308       4,115   191,400    S       sole      None          Sole





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

Ultimate Electronics
  Inc.                   Common         903849107       1,638    74,900    S       sole      None          Sole
Venator Group Inc.       Common         922944103       1,653   185,000    S       sole      None          Sole
WR Berkley Corp          Common         084423102         701    30,400    S       sole      None          Sole
Webvan Group Inc         Common         94845V103         961   125,000    S       sole      None          Sole
Wilsons The Leather
  Experts Inc.           Common         972463103       2,255   167,049    S       sole      None          Sole
XM Satellite Radio
  Holdings Inc.          Common         983759101         670    19,200    S       sole      None          Sole
Zale Corp.               Common         988858106         623    13,200    S       sole      None          Sole
Nike July 45 Calls       Calls          654106103         503     1,750    C       sole      None          Sole
                         TOTAL                        419,054








































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02717001.AA6